Note 11 - Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of fair value losses and cash flows on derivative assets [text block]
Derivative financial instrument expenses		2024	2023	2022
Put options	11.1.1	831	1,097	38
Gold purchase options		–	22	–
Gold loan		–	–	(228)
Call options (December 13, 2021)		–	–	(240)
Cap and collar options and Call options		–	–	832
Call options transaction costs (March 9, 2022)		–	–	796
Gold exchange-traded fund ("Gold ETF")		–	–	–
Net derivative financial instrument expense		831	1,119	1,198
Cash flows arising from investing activities		2024	2023	2022
Acquisition of Put options	11.1.1	(743)	(946)	(478)
Proceeds from derivative financial liabilities – Gold purchase options		–	178	–
Call options (March 9, 2022) acquisition		–	–	(176)
Call options (March 9, 2022) proceeds		–	–	416
		(743)	(768)	(238)
Cash flows arising from financing activities	2024	2023	2022
Gold loan repayment	–	–	(3,698)
	–	–	(3,698)

Disclosure of derivative financial assets [text block]
		2024	2023
Put options	11.1.1	–	88
		–	88